Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 77,227	$ 89,304	$ 85,979
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	32,388	30,521	29,499
Provision for uncollectible accounts receivable	10,907	9,111	8,563
Stock option expense	6,042	8,130	8,376
Amortization of discount on convertible notes	8,674	8,106	7,576
Provision for deferred income taxes (Note 11)	(6,988)	(3,151)	7,242
Noncash portion of long-term incentive compensation	1,301	360	2,595
Amortization of debt issuance costs	1,751	1,265	1,137
Changes in operating assets and liabilities, excluding amounts acquired in business combinations:
Decrease/(increase) in accounts receivable	(9,009)	(24,421)	26,896
Decrease/(increase) in inventories	355	1,610	(940)
Increase in prepaid expenses	(6,317)	(38)	(1,124)
Increase/(decrease) in accounts payable and other current liabilities	40,340	4,954	(1,397)
Increase/(decrease) in income taxes	(2,461)	6,020	2,708
Increase in other assets	(6,507)	(5,203)	(4,009)
Increase in other liabilities	6,713	8,329	4,548
Excess tax benefit on share-based compensation	(3,982)	(3,435)	(3,854)
Other sources	413	306	548
Net cash provided by operating activities	150,847	131,768	174,343
Cash Flows from Investing Activities
Capital expenditures	(29,324)	(35,252)	(29,592)
Business combinations, net of cash acquired (Note 7)	(2,257)	(5,900)	(3,664)
Other sources/(uses)	235	468	(858)
Net cash used by investing activities	(31,346)	(40,684)	(34,114)
Cash Flows from Financing Activities
Purchases of treasury stock	(92,911)	(60,624)	(143,970)
Capital stock surrendered to pay taxes on stock-based compensation	(5,348)	(4,098)	(3,916)
Dividends paid	(14,148)	(13,026)	(12,538)
Proceeds from exercise of stock options (Note 4)	17,122	12,310	8,036
Excess tax benefit on share-based compensation	3,982	3,435	3,854
Debt issuance costs	(1,108)		(2,657)
Increase/(decrease) in cash overdraft payable	(11,415)	1,924	(826)
Other sources/(uses)	(788)	445	(48)
Net cash used by financing activities	(104,614)	(59,634)	(152,065)
Increase/(decrease) in cash and cash equivalents	14,887	31,450	(11,836)
Cash and cash equivalents at beginning of year	69,531	38,081	49,917
Cash and cash equivalents at end of period	$ 84,418	$ 69,531	$ 38,081